Business Combinations, Acquisitions and Non-controlling Interest - Summary of Financial Statements and the Values of the Assets Acquired and Liabilities (Detail) $ in Thousands	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about business combination [line items]
Current assets	$ 2,815,999
Other non-current assets	3,323
Intangible assets (excluding goodwill)	2,836,537
Property, plant and equipment	1,356,916
Right-of-use	4,247,397
Total acquired assets	11,260,172
Accounts payable	(10,848,303)
Other liabilities	(369,141)
Total assumed liabilities	(11,217,444)
Fair value of acquired assets and assumed liabilities – net of cash acquired	42,728
Acquisition price	14,232,166
Provisional goodwill	$ 14,189,438